ESOP PLAN	12 Months Ended
Sep. 30, 2013
ESOP PLAN [Abstract]
ESOP PLAN

NOTE 15 - ESOP PLAN

Effective January 1, 2011, the Company adopted an Employee Stock Ownership Plan ("ESOP") for eligible employees. The ESOP borrowed $2.7 million from the Company and used those funds to acquire 269,790 shares issued by the Company in its initial public offering. The shares were acquired at a price of $10.00 per share.

The debt is secured by the shares purchased with the debt proceeds and will be repaid by the ESOP over the 20-year term of the debt with funds from Home Federal Savings and Loan Association's contributions to the ESOP and dividends payable on stock, if any. The interest rate on the ESOP loan adjusts annually and is the prime rate on the first business day of the calendar year, as published in The Wall Street Journal.

Shares purchased by the ESOP are held by a trustee in an unallocated suspense account and shares are released annually from the suspense account on a pro-rata basis as principal and interest payments are made by the ESOP to the Company. The trustee allocates the shares released among participants on the basis of each participant's proportional share of compensation relative to all participants. Total ESOP shares may be reduced as a result of employees leaving the Company; shares that have previously been released to those exiting employees may be removed from the plan and transferred to that employee. As shares are committed to be released from the suspense account, the Bank reports compensation expense based on the average fair value of shares committed to be released with a corresponding credit to stockholders' equity.

Compensation expense recognized for the fiscal years ended September 30, 2013 and 2012 was $143,000 and $46,000 respectively.

Shares held by the ESOP at September 30, 2013 and 2012 were as follows (in thousands):

	September 30,
	2013	2012
Allocated to participants	$16,862	$3,372
Released, but unallocated	10,117	10,117
Unearned	242,811	256,301

Total ESOP shares	269,790	269,790

Fair value of unearned shares	$3,509	$3,158